UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
24	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, Inc., covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow during the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Money Market Instruments’ Money Market Series produced an annualized yield of 0.12%, and its Government Securities Series produced an annualized yield of 0.05%. Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced annualized effective yields of 0.12% and 0.05%, respectively.1

Yields on money market instruments remained near zero percent as the Federal Reserve Board (the “Fed”) continued to maintain short-term interest rates at historically low levels in a sluggish economy.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. govern-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

ment or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an economic recovery as new unemployment claims had declined and the unemployment rate had eased to 9.4% by the start of 2011. Indeed, the recovery seemed to gain momentum early in the year, as evidenced by improved existing home sales in January. Meanwhile, food and fuel prices climbed, signaling a potential increase in inflationary pressures. Nonetheless, as it has since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the economic recovery. Still, U.S. manufacturing activity reached its highest level in seven years.The global economy took another hit in March, when Japan suffered devastating natural and nuclear disasters.Yet, events in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March and the unemployment rate dropped to 8.8%, its lowest reading in two years. However, it was later announced that the U.S. economy grew at a surprisingly anemic 1.9% annualized rate during the first quarter of 2011, mainly due to slowdowns in consumer and government spending.

Economic headwinds seemed to intensify in April as Greece appeared headed toward defaulting on its sovereign debt. In addition, a contentious debate about U.S. government spending and borrowing intensified. However, some parts of the U.S. economy continued to fare well, including another monthly increase in domestic manufacturing activity. May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, and the housing market continued to deteriorate.

The Fed ended its quantitative easing program on schedule in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, additional signs of weakness in U.S. housing markets and anemic job creation in an uncertain labor market.

Still Focused on Quality and Liquidity

The low federal funds rate kept money market yields near zero percent throughout the reporting period, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to us to incur the additional risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused on money market instruments meeting our stringent credit-quality criteria.

The first half of 2011 ended with a cloudy outlook for the second half of the year and no signs that the Fed was prepared to raise short-term interest rates. Until we see clearer indications of an impending shift to a less accommodative monetary policy, we currently intend to maintain the fund’s focus on quality and liquidity.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money
Market Series and Government Securities Series reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ .79	$ .55
Ending value (after expenses)	$1,000.60	$1,000.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ .80	$ .55
Ending value (after expenses)	$1,024.00	$1,024.25

Expenses are equal to the fund’s annualized expense ratio of .16% for Money Market Series and .11% for Government Securities Series, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
June 30, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—26.6%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	50,000,000	50,000,000
Barclays Bank
0.59%—0.60%, 7/5/11—7/26/11	60,000,000 [a]	60,000,000
BNP Paribas (Yankee)
0.44%, 11/7/11	50,000,000	50,000,000
Credit Agricole NA (Yankee)
0.26%, 7/18/11	50,000,000	50,000,000
Deutsche Bank AG
0.32%, 7/1/11	25,000,000 [a]	25,000,000
ING Bank (London)
0.26%, 8/12/11	20,000,000	20,000,000
Mizuho Corporate Bank (Yankee)
0.19%, 7/8/11	40,000,000	40,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	50,000,000	50,000,000
UBS (Yankee)
0.22%, 9/26/11	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $395,000,000)		395,000,000

Commercial Paper—5.1%
Deutsche Bank Financial LLC
0.20%, 8/24/11	25,000,000	24,992,500
Societe Generale N.A. Inc.
0.40%, 11/14/11	50,000,000	49,924,444
Total Commercial Paper
(cost $74,916,944)		74,916,944

Asset-Backed Commercial Paper—11.4%
Antalis U.S. Funding Corp.
0.26%, 9/8/11	40,000,000 [b]	39,980,067
CIESCO LLC
0.40%—0.41%, 8/8/11—8/22/11	55,000,000 [b]	54,972,572
CRC Funding
0.41%, 8/5/11	24,000,000 [b]	23,990,433
FCAR Owner Trust, Ser. I
0.25%, 7/27/11	50,000,000	49,990,972
Total Asset-Backed Commercial Paper
(cost $168,934,044)		168,934,044

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—12.1%	Amount ($)	Value ($)
Commerzbank (Grand Cayman)
0.01%, 7/1/11	60,000,000	60,000,000
KBC Bank (Grand Cayman)
0.01%, 7/1/11	60,000,000	60,000,000
Swedbank (ForeningsSparbanken AB) (Grand Cayman)
0.01%, 7/1/11	60,000,000	60,000,000
Total Time Deposits
(cost $180,000,000)		180,000,000

U.S. Government Agencies—14.2%
Federal National Mortgage Association
0.15%-0.40%, 7/1/11-12/3/12	150,000,000 [a,c]	149,977,669
Straight-A Funding LLC
0.20%, 7/11/11	60,000,000 [b]	59,996,667
Total U.S. Government Agencies
(cost $209,974,336)		209,974,336

U.S. Treasury Bills—3.4%
0.01%, 8/4/11—8/25/11
(cost $50,999,538)	51,000,000	50,999,538

U.S. Treasury Notes—3.4%
0.03%, 8/31/11
(cost $50,380,709)	50,000,000	50,380,709

Repurchase Agreements—23.7%
Credit Agricole Securities (USA) Inc.
0.05%, dated 6/30/11, due 7/1/11 in the amount of
$125,000,174 (fully collateralized by $68,068,000
Federal Home Loan Mortgage Corp., 0%, due 12/12/11,
value $68,036,689 and $57,457,600 U.S. Treasury
Notes, 1%-1.88%, due 4/30/14-5/15/14,
value $59,464,025)	125,000,000	125,000,000
Deutsche Bank Securities Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$140,000,039 (fully collateralized by $39,300,000
Federal Agricultural Mortgage Corp., 6.71%, due
7/28/14, value $47,219,780, $13,990,000 Federal Home
Loan Bank, 0%, due 9/28/20, value $13,983,844 and
$49,561,200 U.S. Treasury Inflation Protected Securities,
2%-3.63%, due 7/15/14-4/15/28, value $81,600,075)	140,000,000	140,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Goldman, Sachs & Co.
0.00%, dated 6/30/11, due 7/1/11 in the amount of
$26,000,000 (fully collateralized by $25,875,800 U.S.
Treasury Notes, 5%, due 8/15/11, value $26,520,015)	26,000,000 [d]	26,000,000
Merrill Lynch & Co. Inc.
0.00%, dated 6/30/11, due 7/1/11 in the amount of
$60,000,000 (fully collateralized by $60,415,100 U.S.
Treasury Notes, 1.88%-2.38%, due 4/30/14-6/30/18,
value $61,200,016)	60,000,000 [d]	60,000,000
Total Repurchase Agreements
(cost $351,000,000)		351,000,000

Total Investments (cost $1,481,205,571)	99.9%	1,481,205,571
Cash and Receivables (Net)	.1%	1,483,286
Net Assets	100.0%	1,482,688,857

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $178,939,739 or 12.1% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	43.8	Asset-Backed/Single Seller	3.4
Repurchase Agreements	23.7	Asset-Backed/Special Purpose Entity	2.7
U.S. Government/Agencies	21.0
Asset-Backed/Multi-Seller Programs	5.3		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
June 30, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—51.0%	Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank
8/24/11	0.04	50,000,000	49,997,000
Federal Home Loan Mortgage Corp.:
7/12/11	0.21	25,000,000 [a]	24,998,396
9/20/11	0.23	70,000,000 [a]	69,963,775
10/18/11	0.19	10,000,000 [a]	9,994,399
10/24/11	0.11	25,000,000 [a]	24,991,215
11/28/11	0.13	50,000,000 [a]	49,972,917
Federal National Mortgage Association:
7/1/11	0.29	50,000,000 [a,b]	49,985,628
8/22/11	0.15	40,000,000 [a]	39,991,333
10/17/11	0.21	15,000,000 [a]	15,209,110
10/26/11	0.10	30,000,000 [a]	29,990,737
12/14/11	0.14	25,000,000 [a]	24,983,861
Total U.S. Government Agencies
(cost $390,078,371)			390,078,371

U.S. Treasury Notes—19.7%
8/1/11	0.07	125,000,000	125,096,879
11/15/11	0.29	15,000,000	15,081,521
2/29/12	0.27	10,000,000	10,039,126
Total U.S. Treasury Notes
(cost $150,217,526)			150,217,526

Repurchase Agreements—29.2%
Credit Agricole Securities (USA) Inc.
dated 6/30/11, due 7/1/11 in the amount of
$55,000,015 (fully collateralized by $53,313,600
U.S. Treasury Notes, 3.50%, due 5/15/20,
value $56,100,035)	0.01	55,000,000	55,000,000
Deutsche Bank Securities Inc.
dated 6/30/11, due 7/1/11 in the amount of
$50,000,000 (fully collateralized by $81,569,983
U.S. Treasury Strips, due 8/15/23,
value $51,000,000)	0.00	50,000,000 [c]	50,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 6/30/11, due 7/1/11 in the amount
of $13,000,000 (fully collateralized by
$13,172,500 U.S. Treasury Notes, 0.63%,
due 7/31/12, value $13,260,094)	0.00	13,000,000 [c]	13,000,000
JPMorgan Chase & Co.
dated 6/30/11, due 7/1/11 in the amount
of $50,000,000 (fully collateralized by
$50,755,000 U.S. Treasury Notes, 1%,
due 9/30/11, value $51,001,992)	0.00	50,000,000 [c]	50,000,000
Merrill Lynch & Co. Inc.
dated 6/30/11, due 7/1/11 in the amount
of $55,000,000 (fully collateralized by
$54,199,900 U.S. Treasury Notes, 1.88%,
due 4/30/14, value $56,100,041)	0.00	55,000,000 [c]	55,000,000
Total Repurchase Agreements
(cost $223,000,000)			223,000,000

Total Investments (cost $763,295,897)		99.9%	763,295,897

Cash and Receivables (Net)		.1%	981,246

Net Assets		100.0%	764,277,143

a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Variable rate security—interest rate subject to periodic change.
c Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	51.0	U.S. Treasury Notes	19.7
Repurchase Agreements	29.2		99.9
† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $351,000,000
for the Money Market Series and $223,000,000 for the
Government Securities Series)—Note 2(b)†	1,481,205,571	763,295,897
Cash	370,468	268,092
Interest receivable	1,197,030	750,350
Prepaid expenses	199,039	94,705
	1,482,972,108	764,409,044
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	159,636	47,092
Payable for shares of Common Stock redeemed	4,180	26,694
Accrued expenses	119,435	58,115
	283,251	131,901
Net Assets ($)	1,482,688,857	764,277,143
Composition of Net Assets ($):
Paid-in capital	1,482,687,816	764,267,292
Accumulated net realized gain (loss) on investments	1,041	9,851
Net Assets ($)	1,482,688,857	764,277,143

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	1,482,688,857	764,277,143
Shares Outstanding	1,482,671,315	764,267,292
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,481,205,571	763,295,897
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	1,846,298	559,870
Expenses—Note 2(c):
Management fee—Note 3(a)	3,363,306	1,711,196
Prospectus and shareholders’ reports	225,256	45,124
Registration fees	108,473	101,971
Custodian fees—Note 3(b)	48,113	32,276
Directors’ fees and expenses—Note 3(c)	40,765	21,249
Shareholder servicing costs—Note 3(b)	40,013	92,904
Professional fees	32,440	28,302
Miscellaneous	11,713	9,326
Total Expenses	3,870,079	2,042,348
Less—reduction in management fee
due to undertakings—Note 3(a)	(2,793,756)	(1,494,639)
Less—reduction in expenses due to
undertakings—Note 3(a)	—	(158,741)
Less—reduction in fees due to
earnings credits—Note 3(b)	(1,192)	(533)
Net Expenses	1,075,131	388,435
Investment Income—Net, representing net increase
in net assets resulting from operations	771,167	171,435

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	771,167	2,239,608	171,435	624,778
Net realized gain
(loss) on investments	—	1,041	—	9,851
Net Increase (Decrease)
in Net Assets Resulting
from Operations	771,167	2,240,649	171,435	634,629
Dividends to
Shareholders from ($):
Investment income—net	(771,167)	(2,239,608)	(171,435)	(625,876)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	694,255,737	977,107,521	364,809,837	666,481,020
Dividends reinvested	28,934	42,938	26,485	87,817
Cost of shares
redeemed	(538,410,367)	(1,051,338,883)	(288,026,568) (646,446,797)
Increase (Decrease)
in Net Assets from
Capital Stock
Transactions	155,874,304	(74,188,424)	76,809,754	20,122,040
Total Increase
(Decrease)
in Net Assets	155,874,304	(74,187,383)	76,809,754	20,130,793
Net Assets ($):
Beginning of Period	1,326,814,553	1,401,001,936	687,467,389	667,336,596
End of Period	1,482,688,857	1,326,814,553	764,277,143	687,467,389
See notes to financial statements.

FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.003	.026	.047	.045
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.003)	(.026)	(.047)	(.045)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[a]	.16	.27	2.65	4.85	4.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[a]	.57	.59	.68	.67	.74
Ratio of net expenses
to average net assets	.16[a]	.16	.50	.56	.55	.55
Ratio of net investment
income to average
net assets	.11[a]	.16	.30	2.59	4.71	4.57
Net Assets, end of period
($ x 1,000)	1,482,689 1,326,815		1,401,002	1,952,444	1,584,222	610,172

a Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS
Government Securities Series

Six Months Ended
	June 30, 2011		Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.013	.044	.043
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.002)	(.013)	(.044)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[b]	.09	.23	1.32	4.47	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[b]	.59	.61	.67	.72	.74
Ratio of net expenses
to average net assets	.11[b]	.16	.17	.50	.57	.58
Ratio of net investment income
to average net assets	.05[b]	.09	.23	1.08	4.36	4.35
Net Assets, end of period
($ x 1,000)	764,277	687,467	667,337	732,211	373,081	267,556

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

    Level 1—unadjusted quoted prices in active markets for identical investments.

    Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

    Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,481,205,571
Level 3—Significant Unobservable Inputs	—
Total	1,481,205,571
† See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	763,295,897
Level 3—Significant Unobservable Inputs	—
Total	763,295,897
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal year ended December 31, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2011, the cost of investments for federal income purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly. The Manager had undertaken from January 1, 2011 through June 30, 2011, to reduce the management fee paid by each series, if the series’ aggregate annual expenses exceed an annual rate of .16% for the Money Market Series and .16% for the Government Securities Series of the value of each series’ average daily net assets.The reduction in management fee for the Money Market Series pursuant to the undertaking, amounted to $2,793,756 during the period ended June 30, 2011.The reduction in management fee for the Government Securities Series pursuant to the undertaking, amounted to $1,494,639 during the period ended June 30, 2011.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertakings amounted to $158,741 for the Government Securities Series during the period ended June 30, 2011.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2011, the Money Market Series and the Government Securities Series were charged $19,824 and $54,470, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. During the period ended June 30, 2011, the Money Market Series and the Government Securities Series were charged $14,111 and $24,859, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Each series compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. During the period ended June 30, 2011, the Money Market Series and the Government Securities Series was charged $1,394 and $2,689, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $65 and $126, respectively.

Each series also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for each series. During the period ended June 30, 2011, the Money Market Series and the Government Securities Series were charged $48,113 and $32,276, respectively, pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,127 and $407, respectively.

During the period ended June 30, 2011, each series was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $580,629, shareholder services plan fees $6,614, custodian fees $39,629, chief compliance officer fees $2,259 and transfer agency per account fees $4,117, which are offset against an expense reimbursement currently in effect in the amount of $473,612.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $296,041, shareholder services plan fees $10,342, custodian fees $26,545, chief compliance officer fees $2,259 and transfer agency per account fees $8,091, which are offset against an expense reimbursement currently in effect in the amount of $296,186.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians, ranking in the first quartile for most of the periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted

that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board mem-

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

bers and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians, including several periods in the first quartile.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative perfor- mance, particularly in recent periods.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date: August 19, 2011

By: /s/James Windels
James Windels, Treasurer
Date: August 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6